Acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Net cash consideration (received)/paid	€ 0.0	€ (0.4)	€ 640.9
Less cash acquired	0.0	0.0	(43.6)
Net (inflow)/outflow of cash - investing activities	€ 0.0	€ (0.4)	€ 597.3